Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 3,776,183	$ 3,265,464
Less: accumulated depreciation	(1,511,953)	(1,340,489)
Property, plant and equipment, net	2,264,230	1,924,975
Machinery and equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,161,133	2,133,142
Transportation vehicles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	444,000	423,812
Electronic devices [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	128,165	126,342
Office furniture and equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	86,277	60,196
Construction in progress [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	467,773	21,619
Building [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 488,834	$ 500,353